 Supplement dated April 17, 2003 to the Statement of Additional Information of
                          the Funds indicated below.

  The following text supplements the section entitled " Purchase of Shares - Sales Charge Waivers and Reductions" in each of the currently effective Statements of Additional Information for each of the Funds listed below.

  Class A initial sales charges are waived for the following types of investors:

  . purchases by executive deferred compensation plans participating in the Citigroup Global Markets Inc. ExecChoice program.

  SB ADJUSTABLE RATE INCOME FUND                           September 27, 2002
         Smith Barney Shares
  SMITH BARNEY AGGRESSIVE GROWTH FUND INC.                 December 30, 2002,
                                                           As Revised
                                                           January 27, 2003
  SMITH BARNEY ALLOCATION SERIES INC.                      May 31, 2002
     BALANCED PORTFOLIO
     CONSERVATIVE PORTFOLIO
     GLOBAL PORTFOLIO
     GROWTH PORTFOLIO
     HIGH GROWTH PORTFOLIO
     INCOME PORTFOLIO
  SMITH BARNEY APPRECIATION FUND INC.                      April 30, 2002
  SMITH BARNEY ARIZONA MUNICIPALS FUND INC.                September 27, 2002
  SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.             June 28, 2002
  SMITH BARNEY EQUITY FUNDS                                May 31, 2002
     SMITH BARNEY SOCIAL AWARENESS FUND
  SMITH BARNEY FUNDAMENTAL VALUE FUND INC.                 January 28, 2003
  SMITH BARNEY FUNDS, INC.
     SMITH BARNEY LARGE CAP VALUE FUND                     April 30, 2002
     SMITH BARNEY SHORT-TERM HIGH GRADE BOND FUND          April 30, 2002
                                                           (as amended
                                                           January 13, 2003)
     U.S. GOVERNMENT SECURITIES FUND                       April 30, 2002

     SMITH BARNEY INCOME FUNDS
        SMITH BARNEY BALANCED FUND                        November 28, 2002
        SMITH BARNEY CONVERTIBLE FUND                     November 28, 2002
        SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND    November 28, 2002
        SMITH BARNEY HIGH INCOME FUND                     November 28, 2002
        SMITH BARNEY MUNICIPAL HIGH INCOME FUND           November 28, 2002
        SMITH BARNEY PREMIUM TOTAL RETURN FUND            April 30, 2002
        SMITH BARNEY TOTAL RETURN BOND FUND               November 28, 2002
     SMITH BARNEY INVESTMENT FUNDS INC.
        SMITH BARNEY GOVERNMENT SECURITIES FUND           April 30, 2002
        SMITH BARNEY GROUP SPECTRUM FUND                  January 28, 2003
        SMITH BARNEY HANSBERGER GLOBAL VALUE FUND         August 28, 2002
        SMITH BARNEY INVESTMENT GRADE BOND FUND           April 30, 2002
        SMITH BARNEY PEACHTREE GROWTH FUND                April 30, 2002
        SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH
          FUND                                            August 28, 2002
        SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH
          FUND                                            August 28, 2002
        SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND    August 28, 2002
        SMITH BARNEY SMALL CAP VALUE FUND                 January 28, 2003
        SMITH BARNEY SMALL CAP GROWTH FUND                January 28, 2003

    SMITH BARNEY INVESTMENT SERIES                        February 28, 2003
       SMITH BARNEY GROWTH AND INCOME FUND
       SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND
       SMITH BARNEY LARGE CAP CORE FUND
    SMITH BARNEY INVESTMENT TRUST
       SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA      March 28, 2003
         MUNICIPALS FUND
       SMITH BARNEY INTERMEDIATE MATURITY NEW YORK        March 28, 2003
         MUNICIPALS FUND
       SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND      March 28, 2003
       SMITH BARNEY MID CAP CORE FUND                     March 28, 2003
       SMITH BARNEY CLASSIC VALUES FUND                   February 10, 2003
    SMITH BARNEY MANAGED GOVERNMENTS FUND INC.            November 28, 2002
    SMITH BARNEY MANAGED MUNICIPALS FUND INC.             June 28, 2002
    SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND            March 28, 2003
    SMITH BARNEY MUNI FUNDS
       CALIFORNIA MONEY MARKET PORTFOLIO                  July 29, 2002
       FLORIDA PORTFOLIO                                  July 29, 2002
       GEORGIA PORTFOLIO                                  July 29, 2002
       LIMITED TERM PORTFOLIO                             July 29, 2002
                                                          (as amended
                                                          January 13, 2003)
       MASSACHUSETTS MONEY MARKET PORTFOLIO               July 29, 2002
       NATIONAL PORTFOLIO                                 July 29, 2002
       NEW YORK MONEY MARKET PORTFOLIO                    July 29, 2002
       NEW YORK PORTFOLIO                                 July 29, 2002
       PENNSYLVANIA PORTFOLIO                             July 29, 2002

     SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.        July 29, 2002
     SMITH BARNEY OREGON MUNICIPALS FUND                  August 28, 2002
     SMITH BARNEY SECTOR SERIES FUND INC.                 February 28, 2003
        SMITH BARNEY FINANCIAL SERVICES FUND
        SMITH BARNEY HEALTH SCIENCES FUND
        SMITH BARNEY TECHNOLOGY FUND
        SMITH BARNEY BIOTECHNOLOGY FUND
     SMITH BARNEY SMALL CAP CORE FUND, INC.               April 30, 2002
     SMITH BARNEY TRUST II
        SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND    February 28, 2003
        SMITH BARNEY INTERNATIONAL LARGE CAP FUND         May 1, 2002
        SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND  February 28, 2003
     SMITH BARNEY WORLD FUNDS, INC.                       February 28, 2003
        GLOBAL GOVERNMENT BOND PORTFOLIO
        INTERNATIONAL ALL CAP GROWTH PORTFOLIO

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